Bernstein Fund, Inc.

International Small Cap Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.3%
Industrials - 20.8%
Aerospace & Defense - 1.9%
Bombardier, Inc.-Class B (a)	3,359,079	$5,643,140
Embraer SA	1,817,000	9,184,487
Saab AB-Class B	296,733	9,664,295

		24,491,922

Air Freight & Logistics - 0.6%
Cia de Distribucion Integral Logista Holdings SA	105,620	2,391,663
Oesterreichische Post AG	69,797	2,349,574
Panalpina Welttransport Holding AG (a)	13,540	3,118,001

		7,859,238

Airlines - 1.1%
Aeroflot PJSC (GDR) (b)	103,750	837,616
Air New Zealand Ltd.	4,360,134	7,772,906
Controladora Vuela Cia de Aviacion SAB de CV-Class A (a)	2,800,270	2,633,403
Wizz Air Holdings PLC (a)(b)	76,398	3,308,709

		14,552,634

Commercial Services & Supplies - 3.3%
Befesa SA (b)	166,039	6,608,104
Biffa PLC (b)	2,334,460	6,107,170
Cewe Stiftung & Co. KGAA	29,660	2,934,196
Kokuyo Co., Ltd.	539,446	7,567,229
Rentokil Initial PLC	2,929,433	14,789,780
RPS Group PLC	1,111,640	1,516,194
SPIE SA	152,380	2,827,127

		42,349,800

Construction & Engineering - 1.5%
Aecon Group, Inc.	188,520	2,759,672
Burkhalter Holding AG	31,050	2,451,104
Daiho Corp.	78,500	1,970,068
Koninklijke Volkerwessels NV	132,710	2,664,974
Maire Tecnimont SpA	619,440	2,008,369
Mirait Holdings Corp.	112,700	1,672,500
Morgan Sindall Group PLC	165,700	2,605,131
Tokyu Construction Co., Ltd.	132,000	893,561
Yurtec Corp.	309,100	2,118,646

		19,144,025

Electrical Equipment - 0.7%
HEG Ltd.	44,500	939,495
TKH Group NV	121,566	7,522,761

		8,462,256

Industrial Conglomerates - 1.8%
Mytilineos Holdings SA	685,222	7,910,497
Rheinmetall AG	118,765	14,555,955

		22,466,452

Company	Shares	U.S. $ Value
Machinery - 3.6%
ATS Automation Tooling Systems, Inc. (a)	169,914	$2,763,673
Bodycote PLC	593,472	6,237,151
Deutz AG	1,003,833	9,765,817
FLSmidth & Co. A/S	147,906	6,701,896
Glory Ltd.	208,348	5,513,883
IMA Industria Macchine Automatiche SpA	33,973	2,817,387
Kardex AG	18,230	3,185,067
Makino Milling Machine Co., Ltd.	159,099	6,452,480
Rational AG	4,221	2,909,093

		46,346,447

Professional Services - 4.2%
Amadeus Fire AG	20,240	2,755,628
Intertrust NV (b)	450,617	9,310,248
IPH Ltd.	564,270	2,960,188
L&T Technology Services Ltd. (b)	184,102	4,646,892
Meitec Corp.	166,500	8,567,758
NICE Information Service Co., Ltd.	219,190	3,221,749
TeamLease Services Ltd. (a)	56,940	2,426,179
Teleperformance	57,640	11,548,580
UT Group Co., Ltd.	348,400	8,523,916

		53,961,138

Road & Rail - 0.2%
Nobina AB (b)	431,040	2,674,999

Trading Companies & Distributors - 1.4%
BOC Aviation Ltd. (b)	837,300	7,016,890
Daiichi Jitsugyo Co., Ltd.	46,200	1,323,004
Inaba Denki Sangyo Co., Ltd.	63,800	2,681,986
SIG PLC	1,435,390	2,362,827
Sojitz Corp.	945,700	3,043,433
Yuasa Trading Co., Ltd.	77,300	2,164,402

		18,592,542

Transportation Infrastructure - 0.5%
Malaysia Airports Holdings Bhd	2,930,900	6,056,153

		266,957,606

Consumer Discretionary - 12.6%
Auto Components - 3.5%
Aisan Industry Co., Ltd.	162,400	1,030,639
Apollo Tyres Ltd.	2,333,280	6,758,786
Cie Plastic Omnium SA	142,850	3,714,923
Faurecia SA	133,623	6,197,683
GUD Holdings Ltd.	285,160	2,008,024
Hankook Tire & Technology Co., Ltd.	246,036	7,479,205
Kasai Kogyo Co., Ltd.	203,000	1,495,599
NGK Spark Plug Co., Ltd.	411,194	7,735,944
Tianneng Power International Ltd.	1,834,000	1,478,027
Toyo Tire Corp.	515,694	6,799,476

		44,698,306

Diversified Consumer Services - 0.8%
Estacio Participacoes SA	1,292,200	9,758,929

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 3.4%
Bloomberry Resorts Corp.	48,303,694	$10,645,631
Collins Foods Ltd.	511,320	2,982,777
Greggs PLC	129,250	3,767,187
GVC Holdings PLC	952,949	7,899,390
Kindred Group PLC (SDR)	355,020	3,013,908
Recipe Unlimited Corp.	72,890	1,469,433
Round One Corp.	129,800	1,650,398
Sushiro Global Holdings Ltd.	201,420	12,035,495

		43,464,219

Household Durables - 0.3%
Dorel Industries, Inc.-Class B	203,490	1,648,680
Haseko Corp.	221,000	2,242,197

		3,890,877

Internet & Direct Marketing Retail - 0.3%
Moneysupermarket.com Group PLC	654,618	3,429,249

Leisure Products - 1.1%
Games Workshop Group PLC	53,760	3,387,543
Goodbaby International Holdings Ltd. (a)	12,747,000	2,892,495
Spin Master Corp. (a)(b)	293,033	8,474,025

		14,754,063

Specialty Retail - 1.0%
EDION Corp.	239,400	2,229,443
Geo Holdings Corp.	153,700	1,970,775
Giordano International Ltd.	5,124,000	2,245,467
Kohnan Shoji Co., Ltd.	29,100	606,090
Senao International Co., Ltd.	1,251,000	1,330,532
Super Retail Group Ltd.	477,350	2,762,960
T-Gaia Corp.	111,500	2,112,119

		13,257,386

Textiles, Apparel & Luxury Goods - 2.2%
Bosideng International Holdings Ltd.	21,688,000	6,038,832
China Lilang Ltd.	2,001,000	1,839,897
Handsome Co., Ltd.	74,670	2,392,751
HUGO BOSS AG	147,617	9,838,056
JNBY Design Ltd. (b)	1,374,500	2,524,530
LF Corp.	101,620	2,025,549
Li Ning Co., Ltd.	1,688,500	3,993,008

		28,652,623

		161,905,652

Information Technology - 10.3%
Communications Equipment - 0.2%
VTech Holdings Ltd.	258,800	2,319,598

Electronic Equipment, Instruments & Components - 1.5%
AT&S Austria Technologie & Systemtechnik AG	288,944	5,237,369
Electrocomponents PLC	396,180	3,182,807
Inficon Holding AG	5,300	3,234,656
Kaga Electronics Co., Ltd.	56,100	812,324
LEM Holding SA	2,020	2,839,008
Ryoyo Electro Corp.	171,800	2,821,067
Test Research, Inc.	657,000	1,037,523

		19,164,754

Company	Shares	U.S. $ Value
IT Services - 5.0%
Altran Technologies SA	840,640	$13,340,764
CANCOM SE	58,100	3,083,868
Computacenter PLC	93,660	1,581,496
Equiniti Group PLC (b)	2,761,545	7,718,430
Firstsource Solutions Ltd.	7,003,432	5,012,299
Global Dominion Access SA (a)(b)	482,210	2,475,465
Indra Sistemas SA (a)	249,680	2,526,073
NEC Networks & System Integration Corp.	117,200	2,991,610
NET One Systems Co., Ltd.	73,300	2,027,048
Nihon Unisys Ltd.	565,339	19,017,930
Softcat PLC	160,310	1,979,663
Tieto Oyj	90,040	2,668,140

		64,422,786

Semiconductors & Semiconductor Equipment - 2.9%
Advantest Corp.	128,100	3,526,704
ASPEED Technology, Inc.	69,000	1,315,373
BE Semiconductor Industries NV	49,244	1,263,614
Dialog Semiconductor PLC (a)	69,410	2,793,014
Hua Hong Semiconductor Ltd. (b)	3,105,000	6,021,381
Machvision, Inc.	196,000	2,343,944
Melexis NV	35,140	2,376,049
Novatek Microelectronics Corp.	1,047,000	5,842,403
SCREEN Holdings Co., Ltd.	137,100	5,708,433
Siltronic AG	83,607	6,075,497

		37,266,412

Software - 0.3%
Enghouse Systems Ltd.	56,910	1,504,939
SimCorp A/S	21,310	2,062,851

		3,567,790

Technology Hardware, Storage & Peripherals - 0.4%
Aten International Co., Ltd.	868,000	2,585,548
Gigabyte Technology Co., Ltd.	796,000	1,367,999
Roland DG Corp.	40,200	902,069

		4,855,616

		131,596,956

Financials - 9.9%
Banks - 4.6%
Bank Pembangunan Daerah Jawa Timur Tbk PT	56,570,500	2,542,719
Hokuhoku Financial Group, Inc.	159,500	1,661,948
Israel Discount Bank Ltd.-Class A	2,811,447	11,463,392
Kiatnakin Bank PCL	1,197,700	2,714,279
Miyazaki Bank Ltd. (The)	90,600	2,030,035
NIBC Holding NV (b)	262,800	2,356,812
Norwegian Finans Holding ASA (a)	1,229,873	8,947,594
Shikoku Bank Ltd. (The)	154,200	1,293,675
Spar Nord Bank A/S	292,770	2,578,185
SpareBank 1 Nord Norge	327,280	2,606,990
SpareBank 1 SMN	260,180	2,979,865

Company	Shares	U.S. $ Value
SpareBank 1 SR-Bank ASA	658,431	$8,027,040
Tisco Financial Group PCL	983,200	2,997,610
TOMONY Holdings, Inc.	314,300	1,057,769
Towa Bank Ltd. (The)	280,800	1,788,479
Unicaja Banco SA (b)	4,938,721	4,409,407

		59,455,799

Capital Markets - 2.7%
Alaris Royalty Corp.	181,490	2,606,870
Ashmore Group PLC	498,740	3,226,543
Bolsa Mexicana de Valores SAB de CV	1,423,350	2,685,965
Burford Capital Ltd.	369,641	7,297,826
Euronext NV (b)	47,232	3,573,531
Intermediate Capital Group PLC	474,636	8,325,398
Kyokuto Securities Co., Ltd.	90,300	735,295
Man Group PLC/Jersey	1,576,970	3,117,960
Warsaw Stock Exchange	245,850	2,829,815

		34,399,203

Consumer Finance - 0.4%
Jaccs Co., Ltd.	131,700	2,627,290
Sun Hung Kai & Co., Ltd.	4,673,000	2,183,512

		4,810,802

Insurance - 1.5%
ASR Nederland NV	240,323	9,764,648
Beazley PLC	849,796	5,956,585
Panin Financial Tbk PT (a)	91,450,000	2,148,921
Unipol Gruppo SpA	330,800	1,611,903

		19,482,057

Thrifts & Mortgage Finance - 0.7%
Charter Court Financial Services Group PLC (b)	587,410	2,211,833
Deutsche Pfandbriefbank AG (b)	153,070	1,843,147
Genworth MI Canada, Inc.	80,811	2,557,220
OneSavings Bank PLC	498,830	2,297,031

		8,909,231

		127,057,092

Real Estate - 8.4%
Equity Real Estate Investment Trusts (REITs) - 3.7%
AEON REIT Investment Corp.	1,473	1,886,083
Allied Properties Real Estate Investment Trust	167,605	6,062,731
Dream Global Real Estate Investment Trust	161,970	1,688,283
Frasers Logistics & Industrial Trust (b)	2,036,400	1,822,068
Green REIT PLC	1,000,980	2,060,271
H&R Real Estate Investment Trust	468,580	8,172,553
Heiwa Real Estate REIT, Inc.	1,527	1,792,710
Immobiliare Grande Distribuzione SIIQ SpA	242,020	1,596,166
Inmobiliaria Colonial Socimi SA	566,384	6,308,326
Invincible Investment Corp.	3,958	2,050,155
Kenedix Residential Next Investment Corp.	1,079	1,911,229
Killam Apartment Real Estate Investment Trust	715,168	10,261,545
Mapletree North Asia Commercial Trust (b)	1,844,100	1,989,804

		47,601,924

Company	Shares	U.S. $ Value
Real Estate Management & Development - 4.7%
ADO Properties SA (b)	159,839	$6,612,172
Altus Group Ltd./Canada	133,030	3,257,815
BR Properties SA (a)	681,300	1,747,628
CA Immobilien Anlagen AG	362,353	13,308,623
China Overseas Property Holdings Ltd.	5,640,000	2,940,475
Dongwon Development Co., Ltd.	693,495	3,095,288
Greenland Hong Kong Holdings Ltd.	4,382,000	1,745,515
Hung Sheng Construction Ltd.	972,600	651,990
Nexity SA	63,040	2,724,129
Origin Property PCL-Class F	9,383,200	2,355,935
Road King Infrastructure Ltd.	1,196,000	2,468,387
Times China Holdings Ltd.	2,413,000	4,830,992
TLG Immobilien AG	333,569	9,767,010
UOL Group Ltd.	508,463	2,840,320
Watkin Jones PLC	882,840	2,309,594

		60,655,873

		108,257,797

Consumer Staples - 8.2%
Beverages - 1.0%
Carlsberg Brewery Malaysia Bhd	450,900	2,799,014
Fevertree Drinks PLC	77,410	2,278,610
Royal Unibrew A/S	107,520	7,860,321

		12,937,945

Food & Staples Retailing - 0.6%
Arcs Co., Ltd.	106,600	2,129,154
Axfood AB	110,200	2,181,977
cocokara fine, Inc.	22,500	1,172,753
Rami Levy Chain Stores Hashikma Marketing 206 Ltd.	47,890	2,497,581

		7,981,465

Food Products - 5.6%
Astral Foods Ltd.	205,850	2,265,446
Feed One Co., Ltd.	1,348,900	2,335,458
Greencore Group PLC	2,226,128	6,191,283
Health & Happiness H&H International Holdings Ltd.	1,063,200	6,045,222
Maeil Dairies Co., Ltd.	37,310	2,732,779
Morinaga Milk Industry Co., Ltd.	208,924	8,272,704
Nichirei Corp.	416,039	9,877,223
Orion Corp./Republic of Korea	98,658	7,909,781
Scandi Standard AB	389,450	2,684,083
Showa Sangyo Co., Ltd.	62,100	1,741,365
Uni-President China Holdings Ltd.	9,082,000	10,116,439
Yihai International Holding Ltd. (a)	2,215,000	11,491,141

		71,662,924

Personal Products - 1.0%
TCI Co., Ltd.	879,921	12,092,036

		104,674,370

Company	Shares	U.S. $ Value
Materials - 7.6%
Chemicals - 1.2%
China General Plastics Corp.	1,374,627	$1,059,359
Ercros SA	344,170	792,175
Nantex Industry Co., Ltd.	2,464,597	2,860,080
Tosoh Corp.	537,200	7,577,172
Ube Industries Ltd.	121,200	2,521,550

		14,810,336

Construction Materials - 1.2%
Buzzi Unicem SpA	355,121	7,210,323
CSR Ltd.	1,125,750	3,096,669
Ibstock PLC (b)	1,777,587	5,486,610

		15,793,602

Metals & Mining - 4.1%
BlueScope Steel Ltd.	891,803	7,582,954
Granges AB	253,232	2,900,419
Lundin Mining Corp.	1,218,043	6,706,189
Mitsui Mining & Smelting Co., Ltd.	115,500	2,776,342
Nippon Light Metal Holdings Co., Ltd.	525,700	1,139,643
Northern Star Resources Ltd.	1,096,887	8,998,672
OZ Minerals Ltd.	1,294,358	9,162,196
Sims Metal Management Ltd.	404,262	3,091,986
Stelco Holdings, Inc.	243,240	2,823,297
Yamato Kogyo Co., Ltd.	268,883	7,866,436

		53,048,134

Paper & Forest Products - 1.1%
Canfor Corp. (a)	131,020	1,063,528
Canfor Pulp Products, Inc.	123,030	1,009,005
Domtar Corp.	124,198	5,456,157
Nippon Paper Industries Co., Ltd.	81,000	1,436,426
Norbord, Inc.	95,630	2,370,394
Western Forest Products, Inc.	1,798,960	2,197,958

		13,533,468

		97,185,540

Health Care - 5.3%
Biotechnology - 0.7%
BioGaia AB-Class B	56,970	2,638,715
Hugel, Inc. (a)	18,584	6,755,212

		9,393,927

Health Care Equipment & Supplies - 2.6%
Ansell Ltd.	531,954	10,044,332
Arjo AB-Class B	700,620	3,172,634
Getinge AB-Class B	874,879	13,796,268
St. Shine Optical Co., Ltd.	351,000	6,238,746

		33,251,980

Health Care Providers & Services - 0.8%
Galenica AG (a)(b)	59,720	3,000,885
Humana AB	426,560	2,576,958
Medical Facilities Corp.	211,020	1,996,516
Vital KSK Holdings, Inc.	245,200	2,326,042

		9,900,401

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.2%
Boiron SA	51,670	$2,194,461
Chong Kun Dang Pharmaceutical Corp.	14,406	1,152,522
Daewon Pharmaceutical Co., Ltd.	13,947	191,158
Faes Farma SA	616,816	2,906,499
Huons Co., Ltd.	27,141	1,349,654
Indivior PLC (a)	2,290,316	1,242,388
Samjin Pharmaceutical Co., Ltd.	59,239	1,541,777
Tsumura & Co.	192,578	5,381,959

		15,960,418

		68,506,726

Communication Services - 5.2%
Entertainment - 2.4%
Akatsuki, Inc.	116,000	6,276,898
Capcom Co., Ltd.	32,700	658,263
Entertainment One Ltd.	2,225,574	11,240,993
Soft-World International Corp.	505,000	1,197,740
Toei Animation Co., Ltd.	244,758	11,383,364

		30,757,258

Interactive Media & Services - 0.2%
Addcn Technology Co., Ltd.	119,000	1,057,981
Mixi, Inc.	112,900	2,267,284

		3,325,265

Media - 2.4%
APG SGA SA	7,660	2,167,002
Cogeco Communications, Inc.	124,706	8,968,585
Corus Entertainment, Inc.-Class B	472,110	2,213,551
IPSOS	85,991	2,267,384
Mediaset Espana Comunicacion SA	367,050	2,671,768
Megacable Holdings SAB de CV	1,478,990	6,303,166
oOh!media Ltd.	2,104,792	5,772,383

		30,363,839

Wireless Telecommunication Services - 0.2%
Orange Belgium SA	132,660	2,630,784

		67,077,146

Energy - 4.2%
Energy Equipment & Services - 0.4%
Aker Solutions ASA (a)	574,320	2,358,028
Kvaerner ASA	1,769,700	2,848,172

		5,206,200

Oil, Gas & Consumable Fuels - 3.8%
Aker BP ASA	242,693	6,999,559
Beach Energy Ltd.	5,972,183	8,399,324
Idemitsu Kosan Co., Ltd.	266,413	8,057,655
Itochu Enex Co., Ltd.	310,500	2,492,963
Motor Oil Hellas Corinth Refineries SA	485,124	12,411,778
Pilipinas Shell Petroleum Corp.	2,869,100	2,168,783

Company	Shares	U.S. $ Value
Premier Oil PLC (a)	5,006,183	$4,911,359
Saras SpA	1,368,060	2,065,098
Whitehaven Coal Ltd.	345,010	889,041

		48,395,560

		53,601,760

Utilities - 2.8%
Electric Utilities - 1.2%
Contact Energy Ltd.	2,238,007	12,041,046
Genesis Energy Ltd.	1,397,300	3,259,574

		15,300,620

Gas Utilities - 0.2%
Shizuoka Gas Co., Ltd.	295,700	2,258,793

Independent Power and Renewable Electricity Producers - 0.7%
Capital Power Corp.	429,429	9,886,819

Multi-Utilities - 0.7%
Hera SpA	866,570	3,314,648
Iren SpA	1,149,080	2,986,931
Telecom Plus PLC	142,200	2,546,274

		8,847,853

		36,294,085

Total Common Stocks (cost $1,174,831,741)		1,223,114,730

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.33% (c)(d)(e) (cost $41,117,351)	41,117,351	41,117,351

Total Investments - 98.5% (cost $1,215,949,092) (f)		1,264,232,081
Other assets less liabilities - 1.5%		18,907,975

Net Assets - 100.0%		$1,283,140,056

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	4,964	KRW	5,718,890	8/26/19	$(15,463)
Bank of America, NA	USD	3,534	TWD	110,112	9/11/19	32,995
Bank of America, NA	AUD	6,957	USD	4,846	9/13/19	(49,438)
Bank of America, NA	USD	5,067	NOK	43,023	9/13/19	(13,088)
Barclays Bank PLC	USD	19,186	INR	1,353,922	7/16/19	414,131
Barclays Bank PLC	CNY	41,995	USD	6,232	7/25/19	111,122
Barclays Bank PLC	USD	7,438	CNY	51,391	7/25/19	52,091
Barclays Bank PLC	USD	6,996	CNY	47,122	7/25/19	(127,804)
Barclays Bank PLC	PHP	270,933	USD	5,155	9/11/19	(114,669)
Barclays Bank PLC	USD	7,093	AUD	10,167	9/13/19	60,547

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	14,624	CHF	14,390	9/13/19	$213,952
Barclays Bank PLC	USD	3,046	GBP	2,396	9/13/19	6,576
Barclays Bank PLC	USD	3,224	JPY	351,945	9/13/19	57,927
Citibank, NA	CNY	132,769	USD	19,731	7/25/19	379,135
Citibank, NA	USD	2,301	RUB	152,291	8/06/19	96,418
Citibank, NA	USD	3,469	KRW	4,112,243	8/26/19	89,012
Citibank, NA	CAD	27,777	USD	20,990	9/13/19	(249,898)
Citibank, NA	EUR	35,195	USD	40,069	9/13/19	(181,053)
Citibank, NA	NOK	125,153	USD	14,547	9/13/19	(154,568)
Citibank, NA	NZD	17,219	USD	11,355	9/13/19	(228,308)
Citibank, NA	USD	5,110	CHF	4,935	9/13/19	(21,990)
Citibank, NA	USD	20,706	JPY	2,239,810	9/13/19	178,626
Citibank, NA	USD	2,477	SGD	3,375	9/13/19	19,802
Citibank, NA	USD	10,904	ZAR	164,072	9/13/19	639,595
Credit Suisse International	USD	4,055	CAD	5,315	9/13/19	8,682
Natwest Markets PLC	USD	3,599	CLP	2,508,873	7/12/19	104,282
Natwest Markets PLC	CNY	38,428	USD	5,712	7/25/19	110,584
Natwest Markets PLC	EUR	7,508	USD	8,503	9/13/19	(83,322)
State Street Bank & Trust Co.	AUD	8,416	USD	5,844	9/13/19	(77,614)
State Street Bank & Trust Co.	EUR	4,049	USD	4,544	9/13/19	(86,515)
State Street Bank & Trust Co.	USD	8,744	AUD	12,437	9/13/19	6,358
State Street Bank & Trust Co.	USD	3,922	GBP	2,986	9/13/19	(117,548)
State Street Bank & Trust Co.	USD	11,733	JPY	1,282,962	9/13/19	229,626
State Street Bank & Trust Co.	USD	8,560	SEK	81,262	9/13/19	235,954
State Street Bank & Trust Co.	USD	4,842	THB	148,320	9/13/19	2,736
State Street Bank & Trust Co.	USD	2,144	TRY	13,002	9/13/19	15,591
UBS AG	KRW	6,925,675	USD	5,842	8/26/19	(151,129)
UBS AG	USD	28,022	GBP	21,951	9/13/19	(54,320)

						$1,339,015

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $101,030,728 or 7.9% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $160,717,661 and gross unrealized depreciation of investments was $(111,095,657), resulting in net unrealized appreciation of $49,622,004.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
SDR	-	Swedish Depositary Receipt

COUNTRY BREAKDOWN1

June 30, 2019 (unaudited)

18.9%	Japan
8.7%	United Kingdom
8.1%	Canada
5.8%	Germany
5.2%	China
5.1%	Australia
3.5%	France
3.3%	Sweden
3.2%	Taiwan
3.2%	South Korea
2.9%	Netherlands
2.7%	Norway
2.5%	Spain
23.6%	Other
3.3%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Austria, Belgium, Brazil, Chile, Denmark, Finland, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Malaysia, Malta, Mexico, New Zealand, Philippines, Poland, Russia, Singapore, South Africa, Switzerland, Thailand and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$70,234,589		$196,723,017		$	– 0	–	$266,957,606
Consumer Discretionary	31,223,023		130,682,629			– 0	–	161,905,652
Information Technology	7,012,087		124,584,869			– 0	–	131,596,956
Financials	17,881,503		109,175,589			– 0	–	127,057,092
Real Estate	71,092,446		37,165,351			– 0	–	108,257,797
Consumer Staples	11,140,812		93,533,558			– 0	–	104,674,370
Materials	21,626,528		75,559,012			– 0	–	97,185,540
Health Care	6,767,935		61,738,791			– 0	–	68,506,726
Communication Services	20,116,086		46,961,060			– 0	–	67,077,146
Energy	12,411,778		41,189,982			– 0	–	53,601,760
Utilities	15,420,024		20,874,061			– 0	–	36,294,085
Short-Term Investments	41,117,351		– 0	–		– 0	–	41,117,351

Total Investments in Securities	326,044,162		938,187,919	(a)		– 0	–	1,264,232,081
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,065,742			– 0	–	3,065,742
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,726,727)			– 0	–	(1,726,727)

Total	$326,044,162		$939,526,934		$	– 0	–	$1,265,571,096

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$49,415	$202,439	$210,737	$41,117	$493